CONSOLIDATED STATEMENTS OF EARNINGS AND COMPREHENSIVE INCOME (PARENTHETICAL) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Statement of Other Comprehensive Income [Abstract]
Pension and postretirement activity, tax	$ (14.4)	$ (25.6)	$ (19.8)
Deferred (loss)/gain on hedging activity, tax	$ 1.6	$ 5.3	$ (6.9)